Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Corporate Bond Fund
Class Name	Class A
Trading Symbol	SIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$94	0.90%
[1]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Western Asset Corporate Bond Fund returned 8.14%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	8.14	-0.45	3.29
Class A (with sales charge)	4.06	-1.32	2.84
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 551,127,759
Holdings Count | $ / shares	647
Advisory Fees Paid, Amount	$ 2,503,305
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Corporate Bond Fund
Class Name	Class C
Trading Symbol	LWBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$163	1.57%
[3]
Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Western Asset Corporate Bond Fund returned 7.52%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	7.52	-1.12	2.60
Class C (with sales charge)	6.52	-1.12	2.60
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 551,127,759
Holdings Count | $ / shares	647
Advisory Fees Paid, Amount	$ 2,503,305
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Corporate Bond Fund
Class Name	Class C1
Trading Symbol	SBILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$145	1.40%
[5]
Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of Western Asset Corporate Bond Fund returned 7.73%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	7.73	-0.94	2.81
Class C1 (with sales charge)	6.73	-0.94	2.81
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 551,127,759
Holdings Count | $ / shares	647
Advisory Fees Paid, Amount	$ 2,503,305
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Corporate Bond Fund
Class Name	Class I
Trading Symbol	SIGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$57	0.55%
[7]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Corporate Bond Fund returned 8.65%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	8.65	-0.11	3.64
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 551,127,759
Holdings Count | $ / shares	647
Advisory Fees Paid, Amount	$ 2,503,305
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class P
Shareholder Report [Line Items]
Fund Name	Western Asset Corporate Bond Fund
Class Name	Class P
Trading Symbol	LCBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$114	1.10%
[9]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class P shares of Western Asset Corporate Bond Fund returned 8.03%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class P	8.03	-0.66	3.10
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 551,127,759
Holdings Count | $ / shares	647
Advisory Fees Paid, Amount	$ 2,503,305
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.